Options (Tables)	9 Months Ended
Aug. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
		August 31, 2018			August 31, 2017
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	582,811	32.0	17.2	539,246	34.8	18.8
Exercised	-	-	-	(700)	23.2	12.0
Expired	(15,827)	54.2	39.2	(215)	679.7	524.8
Forfeited	(8,500)	11.9	10.2	-	-	-
Balance at
end of period	558,484	31.6	16.7	538,331	34.5	18.6

Options exercisable end of period	503,444	32.5	17.2	494,024	34.7	19.0

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation	Three months ended		Nine months ended
related to:	August 31, 2018	August 31, 2017	August 31, 2018	August 31, 2017
	$	$	$	$

Research and development	11,072	12,951	79,067	1,614,977
Selling, general and administrative	14,470	19,154	41,281	61,997
	25,542	32,105	120,348	1,676,974